SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations and Credit Risk (Details)	12 Months Ended
	Sep. 30, 2023 USD ($) customer item	Sep. 30, 2022 USD ($) customer item	Sep. 30, 2021 customer item	Sep. 30, 2020	Sep. 30, 2023 CNY (¥) customer item	Sep. 30, 2023 HKD ($) customer item
Concentration Risk
Transfer between level 1and level 2	$ 0
Asset, transfer into (out of) of level 3	0
Cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions not subject to insured	6,197,461	$ 10,277,243
Cash and cash equivalents deposited in financial institutions	1,001,568	1,001,568
Cash and cash equivalents deposited in financial institutions annual limit	65,000					$ 500,000
Cash deposited in FI insured by FDIC	$ 277,218	$ 3,700,202
Cash equivalents and restricted cash protection | ¥					¥ 500,000
Customer | Revenue
Concentration Risk
Number of customers | customer	2	2	3		2	2
Customer | Accounts Receivable
Concentration Risk
Number of customers | customer	4	3	1		4	4
Customer | Customer One | Revenue
Concentration Risk
Concentration risk (in percent)	15.00%	11.00%	11.00%
Customer | Customer One | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	31.00%	61.00%	77.00%
Customer | Customer Two | Revenue
Concentration Risk
Concentration risk (in percent)	14.00%	11.00%	11.00%
Customer | Customer Two | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	19.00%	13.00%		10.00%
Customer | Customer Three | Revenue
Concentration Risk
Concentration risk (in percent)			10.00%
Customer | Customer Three | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	11.00%	11.00%
Customer | Customer Four | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	10.00%
Supplier | Purchases
Concentration Risk
Number of vendors | item	0	1	1		0	0
Supplier | Supplier One | Purchases
Concentration Risk
Concentration risk (in percent)	10.00%	14.00%	13.00%
Supplier | Supplier One | Accounts Receivable
Concentration Risk
Percentage of accounts payable outstanding from transaction with supplier		18.00%